AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2021
	Shares	Value
Common Stocks - 95.0%
Communication Services - 6.3%
Embracer Group AB (Sweden)*	46,197	$1,245,664
Enad Global 7 AB (Sweden)*	89,688	1,062,187
Nihon Falcom Corp. (Japan)	50,000	737,270
Paradox Interactive AB (Sweden)	29,399	609,671

Total Communication Services		3,654,792
Consumer Discretionary - 2.5%
Max Stock, Ltd. (Israel)*	153,483	605,767
MIPS AB (Sweden)	10,599	827,145

Total Consumer Discretionary		1,432,912
Consumer Staples - 11.5%
Becle SAB de CV (Mexico)	345,300	714,499
Grupo Herdez SAB de CV (Mexico)	233,278	467,091
Hilton Food Group PLC (United Kingdom)	52,743	813,178
Kusuri no Aoki Holdings Co., Ltd. (Japan)	11,375	890,138
La Doria S.P.A. (Italy)	49,304	834,018
MARR S.P.A. (Italy)*	44,163	1,004,791
Nissin Foods Co. Ltd. (Hong Kong)	644,750	521,655
Sarantis, S.A. (Greece)	67,589	756,779
Schouw & Co. A/S (Denmark)	6,484	654,853

Total Consumer Staples		6,657,002
Energy - 1.1%
Beach Energy, Ltd. (Australia)	508,350	641,978
Financials - 1.7%
Omni Bridgeway, Ltd. (Australia)	339,251	975,968
Health Care - 12.8%
Arjo AB, Class B (Sweden)	127,093	923,407
Ergomed PLC (United Kingdom)*	46,002	801,125
GVS S.P.A. (Italy)*,1	48,707	975,539
Haw Par Corp., Ltd. (Singapore)	78,350	699,679
ICON PLC (Ireland)*	3,344	604,194
Japan Medical Dynamic Marketing, Inc. (Japan)	33,125	594,795
Riverstone Holdings, Ltd. (Singapore)	1,371,550	1,391,999
Sedana Medical AB (Sweden)*	17,070	725,746
Siegfried Holding AG (Switzerland)	947	738,363

Total Health Care		7,454,847
Industrials - 32.3%
Alconix Corp. (Japan)	45,650	678,912
Alliance Global Group, Inc. (Philippines)	3,727,950	825,017
Austal, Ltd. (Australia)	209,094	382,280
CAE, Inc. (Canada)	27,272	721,767
Calian Group, Ltd. (Canada)	15,407	765,749
	Shares	Value

Delta Plus Group (France)	9,508	$878,746
Elbit Systems, Ltd. (Israel)	4,869	630,196
Fluidra, S.A. (Spain)	28,217	762,788
Fukushima Galilei Co., Ltd. (Japan)	17,375	648,238
Hardwoods Distribution, Inc. (Canada)	37,399	810,517
Hosokawa Micron Corp. (Japan)	9,875	585,133
Marel HF (Iceland)[1]	135,447	944,588
Nippon Concept Corp. (Japan)	50,200	794,324
Nippon Parking Development Co., Ltd. (Japan)	407,000	532,330
Rheinmetall AG (Germany)	7,125	709,996
Richelieu Hardware, Ltd. (Canada)	23,735	682,246
Saab AB, Class B (Sweden)*	24,695	652,965
Senshu Electric Co., Ltd. (Japan)	20,925	689,499
SITC International Holdings Co., Ltd. (Hong Kong)	639,000	1,678,690
Sumitomo Densetsu Co., Ltd. (Japan)	32,425	735,604
Synergie, S.E. (France)*	14,423	518,582
Ten Pao Group Holdings, Ltd. (China)	2,777,000	770,377
Toyo Construction Co., Ltd. (Japan)	121,700	626,324
UT Group Co., Ltd. (Japan)*	37,300	1,186,863
Yamazen Corp. (Japan)	56,225	502,240

Total Industrials		18,713,971
Information Technology - 10.7%
Ai Holdings Corp. (Japan)	32,200	603,177
Argo Graphics, Inc. (Japan)	21,450	591,969
Digital Hearts Holdings Co., Ltd. (Japan)	69,925	889,533
Digital Information Technologies Corp. (Japan)	50,196	828,429
GMO Pepabo, Inc. (Japan)[2]	23,275	1,319,916
Kitron A.S.A. (Norway)	571,803	1,122,887
Micro-Star International Co., Ltd. (Taiwan)	165,000	882,509

Total Information Technology		6,238,420
Materials - 12.0%
Asahi Holdings, Inc. (Japan)	23,600	884,261
Corticeira Amorim SGPS, S.A. (Portugal)	51,114	675,921
Eagle Cement Corp. (Philippines)*	2,182,875	539,618
Hill & Smith Holdings PLC (United Kingdom)	40,491	719,953
Huhtamaki Oyj (Finland)	15,426	693,164
Marshalls PLC (United Kingdom)*	68,913	657,734
Mayr Melnhof Karton AG (Austria)	3,524	768,740
Oeneo, S.A. (France)*	39,125	512,660
Treatt PLC (United Kingdom)	58,133	715,666
Vidrala, S.A. (Spain)	6,576	780,732

Total Materials		6,948,449

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 4.1%
Altus Group, Ltd. (Canada)[2]	17,562	$770,321
Patrizia AG (Germany)	29,537	804,112
VIB Vermoegen AG (Germany)	22,704	808,857

Total Real Estate		2,383,290

Total Common Stocks (Cost $51,489,230)		55,101,629

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.8%[3]
Citigroup Global Markets, Inc., dated 02/26/21, due 03/01/21, 0.010% total to be received $23,800 (collateralized by various U.S. Treasuries, 0.000% - 0.125%, 06/15/21 - 02/15/51, totaling $24,276)	$23,800	23,800
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 02/26/21, due 03/01/21, 0.030% total to be received $1,000,003 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 03/16/21 - 04/01/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,023,800

Total Short-Term Investments (Cost $1,023,800)		1,023,800
Total Investments - 96.8% (Cost $52,513,030)		56,125,429
Other Assets, less Liabilities - 3.2%		1,868,056
Net Assets - 100.0%		$57,993,485

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of these securities amounted to $1,920,127 or 3.3% of net assets.
[2]	Some of these securities, amounting to $1,636,275 or 2.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of February 28, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$5,322,195	$13,391,776	—	$18,713,971
Health Care	4,030,011	3,424,836	—	7,454,847
Materials	2,738,053	4,210,396	—	6,948,449
Consumer Staples	2,772,387	3,884,615	—	6,657,002
Information Technology	—	6,238,420	—	6,238,420
Communication Services	—	3,654,792	—	3,654,792
Real Estate	770,321	1,612,969	—	2,383,290
Consumer Discretionary	—	1,432,912	—	1,432,912
Financials	—	975,968	—	975,968
Energy	—	641,978	—	641,978
Short-Term Investments
Joint Repurchase Agreements	—	1,023,800	—	1,023,800
Total Investments in Securities	$15,632,967	$40,492,462	—	$56,125,429

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended February 28, 2021, there were no transfers in or out of Level 3.

AMG GW&K International Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at February 28, 2021, was as follows:
Country	% of Long-Term Investments
Australia	3.6
Austria	1.4
Canada	6.8
China	1.4
Denmark	1.2
Finland	1.3
France	3.5
Germany	4.2
Greece	1.4
Hong Kong	4.0
Iceland	1.7
Ireland	1.1
Israel	2.2
Italy	5.1
Japan	26.0
Mexico	2.2
Norway	2.0
Philippines	2.5
Portugal	1.2
Singapore	3.8
Spain	2.8
Sweden	11.0
Switzerland	1.3
Taiwan	1.6
United Kingdom	6.7
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at February 28, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,636,275	$1,023,800	$827,947	$1,851,747
The following table summarizes the securities received as collateral for securities lending at February 28, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	06/15/21-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.